Balance Sheets (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2011 Parent Company USD ($)		Dec. 31, 2011 Parent Company CNY		Dec. 31, 2010 Parent Company USD ($)	Dec. 31, 2010 Parent Company CNY		Dec. 31, 2009 Parent Company CNY	Dec. 31, 2008 Parent Company CNY
Current assets:
Cash and cash equivalents	$ 283,773,000	1,786,038,000	$ 378,563,000	2,382,643,000	829,592,000	608,445,000	$ 28,850,000		181,581,000		$ 217,075,000	1,366,249,000		154,311,000	149,519,000
Restricted cash	32,718,000	205,926,000		21,552,000			32,146,000		202,323,000			0
Receivables from related parties	1,014,000	6,379,000		5,659,000			38,000		241,000			0
Prepayments and other current assets	21,908,000	137,887,000		77,886,000			165,000		1,036,000			1,896,000
Total current assets	372,854,000	2,346,705,000		2,599,086,000			61,199,000		385,181,000			1,368,145,000
Investments in subsidiaries							977,919,000	[1]	6,154,925,000	[1]		2,918,037,000	[1]
Other assets	27,016,000	170,039,000		50,473,000			13,647,000		85,891,000			0
Total assets	1,517,316,000	9,549,836,000		5,286,145,000			1,052,765,000		6,625,997,000			4,286,182,000
Current liabilities
Payables to related parties	444,000	2,797,000		4,182,000			0		0			139,408,000
Short-term loans	55,061,000	346,550,000		0			55,061,000		346,550,000			0
Convertible bonds	17,962,000	113,051,000		0			17,961,000		113,051,000			0
Other payables and accruals		1,001,588,000		515,958,000			24,853,000		156,418,000			16,496,000
Total current liabilities	331,957,000	2,089,315,000		838,576,000			97,875,000		616,019,000			155,904,000
Non-current liabilities
Convertible bonds	0	0		159,402,000			0		0			159,402,000
Long-term loans	185,206,000	1,165,666,000		0			185,206,000		1,165,666,000			0
Financial liability	155,549,000	979,008,000		1,227,577,000			155,549,000		979,008,000			1,227,577,000
Total liabilities	900,851,000	5,669,870,000		2,531,802,000			438,630,000		2,760,693,000			1,542,883,000
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 81,716,084 and 90,659,882 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	563,000	3,542,000		3,257,000			563,000		3,542,000			3,257,000
Additional paid-in capital	426,432,000	2,683,923,000		1,913,734,000			426,432,000		2,683,923,000			1,913,734,000
Retained earnings	167,142,000	1,051,976,000		732,194,000			187,140,000		1,177,839,000			826,308,000
Total shareholders' equity	616,465,000	3,879,966,000		2,754,343,000	2,281,569,000	1,626,681,000	614,135,000		3,865,304,000			2,743,299,000
Total liabilities and shareholders' equity	$ 1,517,316,000	9,549,836,000		5,286,145,000			$ 1,052,765,000		6,625,997,000			4,286,182,000

[1]	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK's investments in PRC subsidiaries.